PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2022	December 31, 2021
Leasehold improvements	$482,848	$519,278
Vehicles	77,752	96,657
Furniture, fixtures and equipment	1,911,170	2,065,100
Computers and software	134,122	141,490
	2,605,892	2,822,525
Less: Accumulated depreciation and amortization	(986,665)	(934,473)
Total	$1,619,227	$1,888,052

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following at December 31,:

	2021	2020
Leasehold improvements	$519,278	$560,711
Vehicles	96,657	105,057
Furniture, fixtures and equipment	2,065,100	1,632,654
Computers and software	141,490	149,005
	2,822,525	2,447,427
Less: Accumulated depreciation and amortization	(941,866)	(690,214)
Total	$1,880,659	$1,757,213